Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	£ 43,139	£ 39,658
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(179)	(204)
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	42,960	39,454
Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(179)	(204)
Within 1 year
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	4,398	3,999
Within 1 year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	8,978	8,757
Within 1 year | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	4,657	4,192
Within 1 year | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(77)	566
Between 1-2 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	4,246	2,477
Between 1-2 years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,746	1,825
Between 1-2 years | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(500)	0
Between 1-2 years | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(652)
Between 2-3 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	4,407	3,853
Between 2-3 years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,196	3,353
Between 2-3 years | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,247)	(500)
Between 2-3 years | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	36	0
Between 3-4 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	3,013	4,090
Between 3-4 years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,013	2,964
Between 3-4 years | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(1,107)
Between 3-4 years | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(19)
Between 4-5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	4,077	2,739
Between 4-5 years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,029	2,739
Between 4-5 years | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(2,910)	0
Between 4-5 years | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(138)	0
Beyond 5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced Borrowings	22,998	22,500
Beyond 5 years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	22,998	19,816
Beyond 5 years | Interest Rate Risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(2,585)
Beyond 5 years | Interest Rate Risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 0	£ (99)